SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and Cash Equivalents	$ 33,336	$ 46,821
Allowance for doubtful accounts	0	0
Cash in excess of FDIC insurance	$ 0	$ 0